Fair Value Measurements (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of the Company's liabilities that are measured at fair value on a recurring basis
	September 30, 2022	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities - Public Warrants	$521,813	$521,813	$—	$—
Warrant liabilities - Private Placement Warrants	415,149	—	—	415,149
Warrant liabilities - Representative’s Warrants	32,163	—	—	32,163
Total	$969,125	$521,813	$—	$447,312
	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities - Public Warrants	$3,890,177	$—	$—	$3,890,177
Warrant liabilities - Private Placement Warrants	3,086,701	—	—	3,086,701
Warrant liabilities - Representative’s Warrants	239,144	—	—	239,144
Total	$7,216,022	$—	$—	$7,216,022

The following table presents information about the Company’s liabilities that are measured at fair value on December 31, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:
	December 31, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Warrant liabilities – Public Warrants	$3,890,177	$—	—	$3,890,177
Warrant liabilities – Private Placement Warrants	3,086,701	—	—	3,086,701
Warrant liabilities – Representative’s Warrants	239,144	—	—	239,144
	$7,216,022	—	—	$7,216,022

Schedule of inputs into the Monte Carlo simulation
	September 30, 2022	December 31, 2021
Input
Risk-free interest rate	4.03%	1.37%
Expected term (years)	5.56	6.25
Expected volatility	3.0%	10.8%
Exercise price	$11.50	$11.50
Fair value of Common stock	$9.94	$9.07

The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at December 22, 2021:
December 22, 2021
Input
Risk-free interest rate	1.33%
Expected term (years)	6.27
Expected volatility	11.4%
Exercise price	$11.50
Fair value of Common stock	$9.01
The key inputs into the Monte Carlo simulation model for the warrant liabilities were as follows at December 31, 2021:
December 31, 2021
Input
Risk-free interest rate	1.37%
Expected term (years)	6.25
Expected volatility	10.8%
Exercise price	$11.50
Fair value of Common stock	$9.07

Schedule of the changes in the fair value of financial instruments
	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at December 31, 2021	$3,086,701	$3,890,177	$239,144	$7,216,022
Change in fair value of warrant liabilities	(1,660,759)	(2,088,501)	(128,669)	(3,877,929)
Transfer out of Level 3 to Level 1	—	(1,801,676)	—	(1,801,676)
Fair value at March 31, 2022	1,425,942	—	110,475	1,536,417
Change in fair value of warrant liabilities	(541,990)	—	(41,991)	(583,981)
Fair value at June 30, 2022	883,952	—	68,484	952,436
Change in fair value of warrant liabilities	(468,803)	—	(36,321)	(505,124)
Fair value at September 30, 2022	$415,149	$—	$32,163	$447,312

The following table provides a summary of the changes in the fair value of the Company’s Level 3 financial instruments that are measured at fair value on a recurring basis:
	Private Placement Warrants	Public Warrants	Representative’s Warrants	Warrant Liability
Fair value at April 19, 2021 (inception)	$—	$—	$—	$—
Initial measurement at December 22, 2021	3,349,813	4,204,248	259,528	7,813,589
Change in fair value of warrant liabilities	(263,112)	(314,071)	(20,384)	(597,567)
Fair value at December 31, 2021	$3,086,701	$3,890,177	$239,144	$7,216,022